COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) shares in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 vessel	Dec. 31, 2022 shares	Dec. 31, 2022 carrier	Dec. 31, 2021 USD ($) vessel shares
Loss Contingencies [Line Items]
Finance lease liability		$ 472,996,000					$ 524,200,000
Restricted cash		0	$ 8,953,000				$ 8,338,000
Number of vessels during procurement of scrubbers | vessel				6
Long-term purchase commitment, amount		$ 0
Volkswagen Group
Loss Contingencies [Line Items]
Number of dual-fuel car carriers | vessel				2
Term of lease or charter		10 years
K Line
Loss Contingencies [Line Items]
Number of dual-fuel car carriers | vessel				2
Term of lease or charter		10 years
Common Stock - Frontline Ltd
Loss Contingencies [Line Items]
Investment owned (in shares) | shares					1.4		1.4
Forward contract to repurchase shares (shares) | shares	1.4		1.4
Aggregate debt amount	$ (15,600,000)	$ 0					$ (15,600,000)
Long-term debt, gross							15,600,000
Gain/(Loss) on investments in debt and equity securities		4,600,000
Debt for acquired equipment
Loss Contingencies [Line Items]
Long-term line of credit		2,200,000,000
Debt for acquired equipment | Company and Subsidiaries
Loss Contingencies [Line Items]
Long-term line of credit							$ 1,900,000,000
Frontline forward contract
Loss Contingencies [Line Items]
Investment owned (in shares) | shares							1.4
Investment owned							$ 16,700,000
Installation of scrubbers
Loss Contingencies [Line Items]
Other commitment		35,300,000					0
Installation of BWTS
Loss Contingencies [Line Items]
Other commitment		1,600,000					$ 2,700,000
Number of vessels committed to vessel upgrades | vessel				2			5
Newbuilding dual-fuel car carriers using liquefied natural gas
Loss Contingencies [Line Items]
Other commitment		$ 209,700,000					$ 254,200,000
Number of dual-fuel car carriers				4		4